Document and Entity Information	Oct. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2023
Entity File Number	001-36771
Entity Registrant Name	LendingClub Corporation
Entity Central Index Key	0001409970
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0605731
Entity Address, Address Line One	595 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	632-5600
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false